Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 81,513	SFr 78,474
Deposits paid for securities borrowed	53,326	44,575
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	134,839	123,049
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	26,106	36,754
Deposits received for securities lent	6,910	9,844
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	33,016	46,598
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	81,802	78,861
Deposits paid for securities borrowed	53,326	44,575
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	135,128	123,436
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	26,106	36,754
Deposits received for securities lent	6,910	9,844
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 33,016	SFr 46,598